Other liabilities	12 Months Ended
Dec. 31, 2017
Other liabilities
Other liabilities

21.   Other liabilities

Other liabilities comprise the following at December 31:

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Payable to non-current asset suppliers	—	5,411	5,411	—	1,105	1,105
Guarantees and deposits	32	2	34	36	—	36
Remuneration payable	—	46,667	46,667	—	34,182	34,182
Tax payables	1,574	17,785	19,359	—	12,403	12,403
Other liabilities	1,930	20,704	22,634	5,701	17,090	22,791
Total	3,536	90,569	94,105	5,737	64,780	70,517

Tax payables

Tax payables comprise the following at December 31:

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
VAT	—	1,784	1,784	—	1,853	1,853
Accrued social security taxes payable	—	5,095	5,095	—	3,940	3,940
Personal income tax withholding payable	—	1,049	1,049	—	855	855
Other	1,574	9,857	11,431	—	5,755	5,755
Total	1,574	17,785	19,359	—	12,403	12,403

Share-based compensation

a. Stock plan

On May 29, 2016, the board of Ferroglobe PLC adopted the Ferroglobe PLC Equity Incentive Plan (the “Plan”) and on June 29, 2016 the Plan was approved by the shareholders of the Company. The Plan is a discretionary benefit offered by Ferroglobe PLC for the benefit of selected employees of Ferroglobe PLC and members of its group (the “Company”). Its main purpose is to increase the interest of the employees in Ferroglobe PLC’s long term business goals and performance through share ownership. The Plan is an incentive for the employees’ future performance and commitment to the goals of Ferroglobe PLC.

The following share-based payment arrangements were in existence during the current and prior years:

					Fair Value at
Option Series	Number	Grant Date	Expiration	Exercise Price	Grant Date
Equity Incentive plan	475,090	June 1, 2017	June 1, 2027	nil	$12.39
Equity Incentive plan	17,342	June 20, 2017	June 20, 2027	nil	$11.65
Equity Incentive plan	264,933	November 24, 2016	November 24, 2026	nil	$11.81

Option amounts above are based on the assumption that the Company will achieve 100% of target performance ROIC and NOPAT conditions described below.  A participant may receive 0% to 200% of the option amounts listed above, depending on the financial performance of the Company during the performance period. All options vests when a plan participant’s right to receive the share-based payment under the terms of the Plan is no more conditional on the satisfaction of any vesting conditions. All options granted under the Plan have a service condition of three years from the grant date. Performance conditions are linked to 737,902 of the total options issued on June 20, 2017, June 01, 2017 and November 24, 2016, that can be summarized as follows:

Vesting Conditions
30% total shareholder return (“TSR”) relative to a comparator group
30% TSR relative to S&P Global 1200 Metals and Mining Index
20% return on invested capital (“ROIC”)
20% net operating profit after tax (“NOPAT”)

There were no performance obligations linked to 19,463 of the options issued on June 1, 2017 which were issued as deferred share bonus awards.

Fair Value

The weighted average fair value of the share options granted during the year ended December 31, 2017 was $12.31 (2016: $11.94). The Company estimates the fair value of the stock options using the Stochastic and Black-Scholes option pricing model. Where relevant, the expected life used in the model has been adjusted for the remaining time from the date of valuation until options are expected to be received, exercise restrictions (including the probability of meeting market conditions attached to the option), and performance considerations. Expected volatility is calculated over the period commensurate with the remainder of the performance period immediately prior to the date of grant. The Company has recently listed; therefore, a proxy volatility figure was used for the purposes of the valuation. The following assumptions were used to estimate the fair value of Ferroglobe stock options:

Grant Date Fair Value
Grant date	June 20, 2017	June 01, 2017	November 24, 2016
Grant date share price	$10.50	$10.96	$11.81
Exercise price	Nil	Nil	Nil
Expected volatility	43.15%	43.09	44.83%
Option life	3.00 years	3.00 years	3.00 years
Dividend yield	0%	0%	0%
Risk-free interest rate	1.52%	1.44%	1.39%
Remaining performance period at grant date	2.53	2.58	2.10
Company TSR at grant date	(0.3%)	4.0%	40.0%
Median comparator group TSR at grant date	(7.2%)	(3.7%)	56.4%
Median index TSR at grant date	0.6%	4.8%	45.7%

At the date of grant for these awards, all of the opening averaging period and some of the performance period had elapsed. The Company’s TSR relative to the median comparator group TSR and median index TSR at grant date may impact the grant date fair value; starting from an advantaged position increases the fair value and starting from a disadvantaged position decreases the fair value.

TSR Performance Conditions

To model the impact of the TSR performance conditions, we have calculated the volatility of the comparator group using the same method used to calculate the Company’s volatility, using historical data, where available, which matches the length of the remaining performance period grant date.

The Company’s correlation with its comparator group was assessed on the basis of correlations above 20% being considered significant and incorporated into the valuation model (100% represents perfect positive correlation and 0% represents no correlation).

There were 492,432 options that were granted during the year under the plan (2016: 264,933). There were no shares that were exercised during the year (2016: none). For the year ended December 31, 2017, share-based compensation expense related to this stock plan amounted to $2,405 thousand, which is recorded in Staff costs (2016: $106 thousand).

Share options outstanding as of December 31, 2017 had a weighted average contractual life 1.96 years (2016: 2.92 years).

b. Options assumed under business combination

Prior to the business combination, shares of Globe Specialty Metals common stock were registered pursuant to Section 12(b) of the Exchange Act and listed on NASDAQ. As a result of the business combination (see Note 5), each share of Globe common stock was converted into the right to receive one Ferroglobe ordinary share. The shares of Globe common stock were suspended from trading on NASDAQ effective as of the opening of trading on December 24, 2015. Ferroglobe ordinary shares were approved for listing on The NASDAQ Global Market. At the effective time of the business combination, GSM stock and stock-based awards were replaced with stock and stock-based awards of Ferroglobe in a one to one exchange.

There were no new options granted during the year ended December 31, 2017 or for the year ended December 31, 2016.  There were 34,990 options that were exercised and 71,027 share options that expired during the year ended December 31, 2017 (2016: no share options were exercised and 681,288 share options expired).

A summary of options outstanding is as follows:

			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term in	Intrinsic
	Options	Price	Years	Value
Outstanding as of December 31, 2015	1,310,666	$16.80
Expired	(681,288)	18.83
Outstanding as of December 31, 2016	629,378	$14.59	1.75	$580
Exercised	(34,990)	6.77
Expired	(71,027)	14.54
Outstanding as of December 31, 2017	523,361	$15.12	0.89	$1,774

Exercisable as of December 31, 2017	515,028	$15.10	0.87	$1,774

As of December 31, 2017 there are total vested options of 515,028 and 8,333 unvested options outstanding (2016: vested options of 588,545 and 40,833 unvested options).

For the year ended December 31, 2017, share based compensation expense related to stock options under this plan was $4 thousand (2016: $69 thousand).  The expense is reported within Staff costs in the consolidated income statement.

c. Executive bonus plan assumed under business combination

Prior to the business combination, the Company also issued restricted stock units under the Company’s Executive Bonus Plan. The fair value of restricted stock units is based on quoted market prices of the Company’s stock at the end of each reporting period. These restricted stock units proportionally vest over three years, but are not delivered until the end of the third year. The Company will settle these awards by cash transfer, based on the Company’s stock price on the date of transfer.  For the years ended December 31, 2017 and 2016, no restricted stock units were granted. For the year ended December 31, 2017, 371,570 restricted options were exercised and for the year ended December 31, 2016, 132,457 restricted options were exercised. As of December 31, 2017, and 2016 year end, restricted stock units of 13,340 and 384,910, respectively, were outstanding.

For the year ended December, 31 2017, share based compensation expense for these restricted stock units was $343 thousand before tax and $202 thousand after tax (2016: $2,930 thousand before tax and $1,729 thousand after tax). The expense is reported within Staff costs in the consolidated income statement.  At the year ended December 31, 2017 and 2016, the liability associated with the restricted stock option is $626 thousand and $4,566 thousand, respectively; of which $626 thousand and $997 thousand are included in other current liabilities, respectively; and $0 and $3,569 thousand included in other non-current liabilities, respectively.

d. Stock appreciation rights assumed under business combination

The Company issues cash-settled stock appreciation rights as an additional form of incentivized bonus. Stock appreciation rights vest and become exercisable in one-third increments over three years. The Company settles all awards by cash transfer, based on the difference between the Company’s stock price on the date of exercise and the date of grant. The Company estimates the fair value of stock appreciation rights using the Black-Scholes option pricing model. There were no stock appreciation rights granted during the year ended December 31, 2017.  There were 209,451 stock appreciation rights cancelled and 168,135 stock appreciation rights exercised during the year ended December 31, 2017 (2016: 16,510 stock appreciation rights granted, 35,725 stock appreciation rights cancelled and no stock appreciation rights exercised). As of December 31, 2017, and 2016, there were 1,182,871 and 1,572,274 stock appreciation rights outstanding, respectively.

For the year ended December, 31 2017 compensation expense for these stock appreciation rights was $3,429 thousand before tax and $2,023 thousand after tax) (2016: $1,673 thousand before tax and $987 thousand after tax). As of December 31, 2017 and 2016, the liability associated with the stock appreciation rights is $5,911 thousand and $2,943 thousand, respectively; of which $5,800 thousand and $2,698 thousand are is included in other current liabilities, respectively; and $111 thousand and $245 thousand are included in other non-current liabilities respectively.

e. Unearned compensation expense

As of December 31, 2017, the Company has no unearned pre-tax compensation expense related to non-vested liability classified stock options as all awards are fully vested. Unearned compensation expense represents the minimum expense to be recognized over the grant date vesting terms or earlier as a result of accelerated expense recognition due to remeasurement of compensation cost for liability classified awards. Future expense may exceed the unearned compensation expense in the future due to the remeasurement of liability classified awards. As of December 31, 2017, and 2016, the Company has unearned pre-tax compensation expense of $1 thousand and $5 thousand, respectively; related to non-vested equity classified stock options over a weighted average term of 0.01 and 0.04, respectively.